Derivative Instruments and Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended										12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Derivatives Fair Value [Line Items]
Cash Settlements of Derivatives	$ (12,994,000)					$ (11,079,000)					$ (55,793,000)		$ (7,281,000)	$ (7,128,000)
Senior Line of Credit	158,000,000	$ 111,500,000	[1]								111,500,000	[1]
Senior Notes	675,000,000	675,000,000									675,000,000
Derivative interest rate outstanding	0	0									0
Derivatives asset (liability)	26,800,000	35,800,000					$ 31,400,000				35,800,000		31,400,000
Unrealized gain (loss) on commodity derivative contracts	2,000,000					(2,000,000)					2,500,000		1,700,000
Impairment Expense	14,184,000	81,098,000		$ 139,812,000	$ 117,842,000	7,023,000	132,576,000	$ 1,000	$ 16,000	$ 25,000	345,775,000		132,618,000	32,072,000
Crude Oil
Derivatives Fair Value [Line Items]
Derivatives asset (liability)	$ 1,044,000	$ 2,507,000									$ 2,507,000
Crude Oil | Minimum
Derivatives Fair Value [Line Items]
Commodity hedged on annualized basis hedge through 2016	100.00%	45.00%									45.00%
Commodity hedged including effects of derivatives added on annualized basis hedge through 2016		70.00%									70.00%
Other Than Temporary Impairment
Derivatives Fair Value [Line Items]
Impairment Expense	$ 14,200,000										$ 345,800,000
Natural Gas
Derivatives Fair Value [Line Items]
Derivatives asset (liability)	$ 20,166,000	$ 23,027,000									$ 23,027,000
Natural Gas | Minimum
Derivatives Fair Value [Line Items]
Commodity hedged on annualized basis hedge through 2016	100.00%	100.00%									100.00%
Commodity hedged on annualized basis hedge through 2017	50.00%
Commodity hedged including effects of derivatives added on annualized basis hedge through 2016		100.00%									100.00%
Natural Gas Liquids
Derivatives Fair Value [Line Items]
Derivatives asset (liability)	$ 5,874,000	$ 10,594,000									$ 10,594,000
Natural Gas Liquids | Minimum
Derivatives Fair Value [Line Items]
Commodity hedged on annualized basis hedge through 2016	40.00%	40.00%									40.00%
Commodity hedged including effects of derivatives added on annualized basis hedge through 2016		45.00%									45.00%
Commodity derivatives
Derivatives Fair Value [Line Items]
Cash Settlements of Derivatives	$ 13,000,000					$ 10,600,000					$ 54,900,000		6,000,000	$ 7,100,000
Derivatives asset (liability)	$ 26,806,000	$ 35,752,000					$ 31,371,000				35,752,000		31,371,000
Interest Rate Swaption [Member]
Derivatives Fair Value [Line Items]
Cash Settlements of Derivatives											500,000
Interest Rate Swap
Derivatives Fair Value [Line Items]
Cash Settlements of Derivatives											$ 900,000		$ 1,300,000

[1]	The weighted average interest rate on borrowings under our Senior Credit Facility for the years ended December 31, 2015, 2014 and 2013 was approximately 1.7%, 2.2 % and 1.9%, respectively. The weighted average interest rate on our Capital Leases and Other Obligations as of December 31, 2015, 2014 and 2013 was approximately 5.5%, 4.0% and 5.3%, respectively.